Related Party Transactions	12 Months Ended
Dec. 31, 2019
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Related Party Transactions
Note 18—Related Party Transactions
The Board of Directors and Executive Board (Key Management Personnel) are considered related parties as they have authorities and responsibilities with planning and directing our operations. Related parties also include undertakings in which such individuals have a controlling or joint controlling interest. Additionally, all our group enterprises and our associate are considered related parties.
Neither our related parties nor our major shareholders hold a controlling-, joint controlling-, or significant interest in the Group.
We have entered into employment agreements with and issued warrants to Key Management Personnel. In addition, we are paying fees for board tenure and board committee tenure to the independent members of our Board of Directors. Please refer to
N
ote 6.
Transactions between the parent company and group enterprises comprise management and license fees, research & development services, and clinical supplies. These transactions have been eliminated in the consolidated financial statements. Transactions and outstanding balances with our associate Visen are disclosed in Note 11.
We have entered into indemnification agreements with our board members and members of our senior management.
Except for the information disclosed above, we have not undertaken any significant transactions with members of the Key Management Personnel, or undertakings in which the identified related parties have a controlling or joint controlling interest.